Loans	6 Months Ended
Sep. 30, 2022
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.
The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest receivables was ¥80,959 million and ¥145,845 million at March 31, 2022 and September 30, 2022, respectively and included in Accrued income.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
E2
Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.

Intensive control	F
Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2022 and September 30, 2022:

	March 31, 2022
	Term loans by origination year						Revolving Loans	Total
	2021	2020	2019	2018	2017	Prior to 2017

	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	12,236,438	6,640,211	5,049,408	4,535,083	1,678,591	3,378,926	7,155,041	40,673,698
Watch obligors excluding special attention obligors	145,167	69,404	71,937	66,122	40,205	50,499	127,319	570,653
Nonaccrual loans	60,525	100,975	201,375	44,919	135,777	77,602	178,416	799,589
Small and medium-sized companies:
Normal obligors	540,315	396,611	376,056	283,061	170,952	494,420	547,726	2,809,141
Watch obligors excluding special attention obligors	44,488	31,196	29,597	31,919	12,231	32,511	25,277	207,219
Nonaccrual loans	17,866	20,110	14,434	10,817	7,081	38,171	32,081	140,560
Retail:
Housing Loan:
Normal obligors	798,354	544,246	518,662	526,828	543,893	4,752,430	—	7,684,413
Watch obligors excluding special attention obligors	1,512	1,485	1,510	1,939	1,226	40,243	—	47,915
Nonaccrual loans	12,510	3,132	802	1,180	970	30,598	—	49,192
Others:
Normal obligors	195,545	277,015	111,702	90,880	60,919	315,375	497,173	1,548,609
Watch obligors excluding special attention obligors	23,586	34,974	10,177	7,995	4,122	6,388	9,491	96,733
Nonaccrual loans	6,932	7,862	3,157	4,253	4,076	22,951	12,602	61,833
Sovereign:
Normal obligors	938,534	105,966	89,385	108,664	54,580	351,876	1,864	1,650,869
Watch obligors excluding special attention obligors	3,933	4,205	859	366	113	—	—	9,476
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	45,825	23,757	131,932	211,445	3	143,717	125,078	681,757
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,071,530	8,261,149	6,610,993	5,925,471	2,714,739	9,735,707	8,712,068	57,031,657

Foreign:
Corporate (4) :
Normal obligors	14,087,409	3,571,416	3,236,191	1,392,231	550,082	1,228,924	5,906,045	29,972,298
Watch obligors excluding special attention obligors	316,387	179,555	73,656	55,876	28,325	25,384	122,410	801,593
Nonaccrual loans	35,801	1,622	13,743	17,181	14,743	22,639	9,745	115,474
Retail:
Normal obligors	2,403	1,774	1,858	1,013	532	3,089	15	10,684
Watch obligors excluding special attention obligors	—	—	37	—	—	13	—	50
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	278,373	6,856	33,225	15,194	174,298	3,079	74,923	585,948
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	643	—	—	—	—	643
Banks and other financial institutions:
Normal obligors	1,003,709	254,232	150,505	224,571	12,041	709	120,088	1,765,855
Watch obligors excluding special attention obligors	5,544	—	—	—	—	—	—	5,544
Nonaccrual loans	837	—	—	—	—	—	—	837

Total foreign	15,730,463	4,015,455	3,509,858	1,706,066	780,021	1,283,837	6,233,226	33,258,926

Total	30,801,993	12,276,604	10,120,851	7,631,537	3,494,760	11,019,544	14,945,294	90,290,583

	September 30, 2022
	Term loans by origination year						Revolving Loans	Total
	2022	2021	2020	2019	2018	Prior to 2018

	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	7,870,700	7,071,371	5,977,206	4,621,144	3,938,164	4,418,492	7,791,782	41,688,859
Watch obligors excluding special attention obligors	65,982	73,932	63,547	84,634	68,093	74,857	129,011	560,056
Nonaccrual loans	78,466	56,229	71,920	121,977	38,086	133,924	174,556	675,158
Small and medium-sized companies:
Normal obligors	310,377	372,070	329,472	310,103	266,522	649,254	505,667	2,743,465
Watch obligors excluding special attention obligors	29,976	24,222	27,907	20,911	21,311	36,433	21,800	182,560
Nonaccrual loans	23,808	14,072	17,798	8,410	8,240	30,351	29,840	132,519
Retail:
Housing Loan:
Normal obligors	420,132	634,709	506,226	491,602	501,271	5,003,449	—	7,557,389
Watch obligors excluding special attention obligors	406	1,740	1,336	1,111	1,516	35,357	—	41,466
Nonaccrual loans	5,956	4,636	1,956	827	1,015	28,836	—	43,226
Others:
Normal obligors	119,310	116,244	254,202	95,347	78,029	335,135	488,953	1,487,220
Watch obligors excluding special attention obligors	14,027	11,090	28,236	7,497	5,246	7,230	8,067	81,393
Nonaccrual loans	8,083	4,745	7,379	2,615	3,411	22,147	10,802	59,182
Sovereign:
Normal obligors	950,117	190,195	103,654	94,458	98,581	367,373	—	1,804,378
Watch obligors excluding special attention obligors	4,517	2,538	3,464	321	291	—	—	11,131
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	74,820	17,641	23,286	136,043	244,377	143,685	133,705	773,557
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	9,976,677	8,595,434	7,417,589	5,997,000	5,274,153	11,286,523	9,294,183	57,841,559

Foreign:
Corporate (4) :
Normal obligors	13,959,808	5,923,058	3,131,452	3,045,313	1,334,469	1,655,488	7,228,807	36,278,395
Watch obligors excluding special attention obligors	227,650	131,936	184,554	74,298	47,282	55,384	120,772	841,876
Nonaccrual loans	5,563	35,354	14,106	51,952	14,308	38,660	9,983	169,926
Retail:
Normal obligors	1,221	1,868	1,733	1,850	941	3,278	13	10,904
Watch obligors excluding special attention obligors	—	—	—	—	—	24	—	24
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	120,147	260,281	10,594	35,025	11,735	209,034	78,650	725,466
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	676	—	—	—	676
Banks and other financial institutions:
Normal obligors	1,371,469	439,563	118,506	129,568	29,016	14,155	323,374	2,425,651
Watch obligors excluding special attention obligors	8,912	8,345	8,082	14,475	—	—	—	39,814
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,694,770	6,800,405	3,469,027	3,353,157	1,437,751	1,976,023	7,761,599	40,492,732

Total	25,671,447	15,395,839	10,886,616	9,350,157	6,711,904	13,262,546	17,055,782	98,334,291

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.

(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2022 and the six months ended September 30, 2022.
(4)
Corporate of foreign include
d
¥216,463 million and ¥214,819

million of lease receivables that
we
re receivables arising from direct financing leasing at March 31, 2022 and September 30, 2022, respectively.

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
The Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of September 30, 2022, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this period and no significant concentration of collateral against any portfolio segment.
Nonaccrual loans
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payments of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. Nonaccrual loans include loans past due for 90 days or more and restructured loans that meet the definition of a TDR in accordance with ASC 310, “Receivables” (“ASC 310”). There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.
In case loans are designated as nonaccrual loans, interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectability of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to accrual loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents nonaccrual loans information at March 31, 2022 and September 30, 2022:

	March 31, 2022			September 30, 2021
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in millions of yen)

Domestic:
Corporate:
Large companies	783,305	16,284	799,589	6,787
Small and medium-sized companies	121,598	18,962	140,560	867
Retail:
Housing Loan	26,812	22,380	49,192	477
Others	40,155	21,678	61,833	406

Total domestic	971,870	79,304	1,051,174	8,537

Foreign:
Total foreign	110,284	6,670	116,954	843

Total	1,082,154	85,974	1,168,128	9,380

	September 30, 2022			September 30, 2022
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in millions of yen)
Domestic:
Corporate:
Large companies	657,323	17,835	675,158	10,009
Small and medium-sized companies	114,001	18,518	132,519	803
Retail:
Housing Loan	23,491	19,735	43,226	399
Others	38,446	20,736	59,182	377

Total domestic	833,261	76,824	910,085	11,588

Foreign:
Total foreign	162,601	8,001	170,602	1,572

Total	995,862	84,825	1,080,687	13,160

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.
The remaining balance of nonaccrual loans that have been partially charged off, was
¥13,046 million and ¥15,265 million as of March 31, 2022 and September 30, 2022, respectively.
Troubled debt restructurings
The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2021 and 2022:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in millions of yen)

September 30, 2021

Domestic:
Corporate:
Large companies	5,849	22,757	375,248
Small and medium-sized companies	—	—	60,856
Retail:
Housing Loan	—	—	4,996
Others	—	—	10,288

Total domestic	5,849	22,757	451,388

Foreign:
Total foreign	—	—	21,206

Total	5,849	22,757	472,594

September 30, 2022

Domestic:
Corporate:
Large companies	—	140,371	256,773
Small and medium-sized companies	—	—	55,424
Retail:
Housing Loan	—	—	3,257
Others	—	—	9,557

Total domestic	—	140,371	325,011

Foreign:
Total foreign	—	—	20,779

Total	—	140,371	345,790

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.
Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2021 and 2022 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2021	September 30, 2022

	(in millions of yen)

Domestic:
Corporate:
Large companies	1,148	91,049
Small and medium-sized companies	2,157	626
Retail:
Housing Loan	579	418
Others	515	722

Total domestic	4,399	92,815

Foreign:
Total foreign	14,125	—

Total	18,524	92,815

Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2022 and September 30, 2022:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in millions of yen)
March 31, 2022
Domestic:
Corporate:
Large companies	323	291	27,275	27,889	42,016,051	42,043,940
Small and medium-sized companies	693	641	10,370	11,704	3,145,216	3,156,920
Retail:
Housing Loan	15,181	8,326	16,548	40,055	7,741,465	7,781,520
Others	4,454	1,068	11,009	16,531	1,690,644	1,707,175
Sovereign	—	—	—	—	1,660,345	1,660,345
Banks and other financial institutions	—	—	—	—	681,757	681,757

Total domestic	20,651	10,326	65,202	96,179	56,935,478	57,031,657

Foreign:
Total foreign	—	—	28,816	28,816	33,230,110	33,258,926

Total	20,651	10,326	94,018	124,995	90,165,588	90,290,583

September 30, 2022
Domestic:
Corporate:
Large companies	972	—	33,164	34,136	42,889,937	42,924,073
Small and medium-sized companies	809	—	11,330	12,139	3,046,405	3,058,544
Retail:
Housing Loan	14,486	6,026	16,024	36,536	7,605,545	7,642,081
Others	4,582	1,030	11,130	16,742	1,611,053	1,627,795
Sovereign	—	—	—	—	1,815,509	1,815,509
Banks and other financial institutions	—	—	—	—	773,557	773,557

Total domestic	20,849	7,056	71,648	99,553	57,742,006	57,841,559

Foreign:
Total foreign	—	—	49,946	49,946	40,442,786	40,492,732

Total	20,849	7,056	121,594	149,499	98,184,792	98,334,291

Note: The majority of total foreign consist of corporate.
Net losses on sales of loans
Net losses on sales of l
o
ans were ¥1,674 million and ¥4,873 million for the six months ended September 30, 2021 and 2022, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at
the end
of
each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.